Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May 31, 2025	May 31, 2024		May 31, 2023
Income Statement [Abstract]
Revenue, net		$ 8,445	$ 9,394		$ 11,122
Cost of revenue		(5,089)	(5,119)		(3,524)
Gross profit		3,356	4,275		7,598
Operating cost and expenses:
Selling and distribution		(140)	(133)		(127)
General and administrative		(6,136)	(5,388)		(6,604)
Total operating cost and expenses		(6,276)	(5,521)		(6,731)
Income (loss) from operations		(2,920)	(1,246)		867
Other income:
Gain from disposal of plant and equipment		28	7		1
Interest income		4		[1]		[1]
Interest expense		(34)	(41)		(47)
Government grant		32	110		158
Reversal of allowance for expected credit loss		148	39
Other income		23	29		108
Total other income, net		201	144		220
Income (loss) before income taxes		(2,719)	(1,102)		1,087
Income tax refund (expense)		(1)	125		(281)
NET INCOME (LOSS)		$ (2,720)	$ (977)		$ 806
Net income (loss) per share
Basic		$ (0.14)	$ (0.05)		$ 0.04
Diluted		$ (0.14)	$ (0.05)		$ 0.04
Weighted average number of Ordinary Shares outstanding**
Basic	[2]	19,254	18,038		18,038
Diluted	[2]	19,254	18,038		18,038
NET (LOSS) INCOME		$ (2,720)	$ (977)		$ 806
Other comprehensive income (loss):
Foreign currency translation adjustment		169	(143)		16
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (2,551)	$ (1,120)		$ 822

[1]	The figures are insignificant.
[2]	Ordinary Shares and per share data are presented on a retroactive basis to reflect the Ordinary Shares issuance and the share split